Business and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2013
Business and Basis of Presentation [Abstract]
Basis of Presentation	Consolidation Principles and Investments—Our consolidated financial statements include the accounts of majority-owned subsidiaries. All intercompany transactions and accounts have been eliminated.